Goodwill and intangible assets	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Goodwill and intangible assets

10. Goodwill and intangible assets

Goodwill, customer relationships and trade names arose on the acquisition of QIND on 26 November 2024 and are allocated to the LPG Distribution & Engineering cash-generating unit (“CGU”). They are denominated in US dollars and are translated at the closing rate, with amortisation translated at the average rate for the period.

	Goodwill	Customer relationships	Trade names	Total
	€’000	€’000	€’000	€’000
Six months ended 30 June 2026
At 1 January 2026 (restated)	4,859	15,648	3,648	24,155
Amortisation for the period	-	(890)	(208)	(1,098)
Impairment	-	-	-	-
Exchange differences	136	417	97	650
At 30 June 2026	4,995	15,175	3,537	23,707

	Goodwill	Customer relationships	Trade names	Total
	€’000	€’000	€’000	€’000
Year ended 31 December 2025 (restated)
At 1 January 2025	6,602	19,429	4,529	30,560
Amortisation for the year	-	(1,837)	(428)	(2,265)
Impairment	(1,060)	-	-	(1,060)
Exchange differences	(683)	(1,944)	(453)	(3,080)
At 31 December 2025	4,859	15,648	3,648	24,155

Impairment testing

Goodwill is tested for impairment at least annually, or more frequently where indicators of impairment exist. Following the impairment of €1,060k recognised at 31 December 2025, which left the carrying amount of the CGU equal to its recoverable amount, the Group performed an impairment test at 30 June 2026. The recoverable amount was determined on the basis of fair value less costs of disposal, by reference to the independent valuation of the CGU of US$27.3 million, less costs of disposal of 1%, translated at the closing rate of US$1.1417 to €1.00. The fair value measurement is classified within Level 3 of the fair value hierarchy.

As the Group measures non-controlling interests at their proportionate share of net identifiable assets, the carrying amount of goodwill was notionally grossed up to include the goodwill attributable to non-controlling interests (IAS 36, Appendix C). The recoverable amount of the CGU of €23.7 million exceeded its carrying amount, including notional goodwill, by approximately €0.5 million, and no impairment was recognised in the period. Any significant adverse change in the key assumptions, including the valuation of the CGU or the US dollar exchange rate, would result in an impairment.